Operating and Capital Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Operating and Capital Lease Commitments and Total Rents
Schedule of total minimum rental commitment

Operating
December 31,	Leases
2019	$16,344
2020	9,107
2021	5,114
2022	2,863
2023	1,001
Thereafter	408
Total minimum lease payments	$34,837